Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Summary of Future Minimum Lease Payments under Non-Cancellable Operating Leases

As of December 31, 2018, the Group has future minimum lease payments under non-cancellable operating leases, with initial terms in excess of one year, for office premises consisting of the following:

	RMB	US$
2019	109,194	15,882
2020	39,898	5,803
2021 and thereafter	1,601	233

	150,693	21,918